Equity - The details of changes in the average number of common shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	498,859,764	512,753,119
Increase of shares outstanding	0	6,353
Decrease of shares outstanding	(21,702,365)	(13,899,708)
Number of shares outstanding at end of period	477,157,399	498,859,764